Commitments and Contingencies - Purchase Obligations Table (Details) - SPL [Member] - Natural Gas Supply Transportation And Storage Service Agreements [Member] $ in Millions	Dec. 31, 2017 USD ($) [1]
Long-term Purchase Commitment [Line Items]
2018	$ 2,274
2019	1,527
2020	1,397
2021	981
2022	336
Thereafter	1,169
Total	$ 7,684

[1]	Pricing of natural gas supply contracts are variable based on market commodity basis prices adjusted for basis spread. Amounts included are based on prices and basis spreads as of December 31, 2017.